AXA ENTERPRISE MULTIMANAGER FUNDS TRUST

SUPPLEMENT DATED MAY 5, 2005 TO THE

PROSPECTUS DATED JANUARY 10, 2005

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information dated January 10, 2005, of the AXA Enterprise Multimanager Funds Trust (“the “Trust”). You may obtain an additional copy of the Prospectus or the SAI, free of charge, by writing to the Trust’s distributor, Enterprise Fund Distributors, Inc., at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Prospectus and the SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information about the annual fund operating expenses of the AXA Enterprise Allocation Funds, which are the AXA Enterprise Conservative Allocation Fund (“Conservative Allocation Fund”), AXA Enterprise Moderate Allocation Fund (“Moderate Allocation Fund”) and AXA Enterprise Aggressive Allocation Fund (“Aggressive Allocation Fund”) (collectively, the “Allocation Funds”). This Supplement also provides additional information regarding waiver of the initial sales charge for certain purchases of Class A shares of the funds by certain employee benefit plans and other retirement-related accounts and compensation that the funds and/or the funds’ distributor may make to selling dealers and other financial intermediaries for selling fund shares or providing various other services.

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Effective May 1, 2005, AXA Equitable Life Insurance Company, the Trust’s Investment Manager (“Manager”), and the Trust entered into an amendment to the existing expense limitation arrangements whereby the Manager has agreed to make payments or waive its fees to further limit the expenses of each of the Allocation Funds through April 30, 2006. The information provided below replaces the section in the Prospectus entitled “Fund Fees & Expenses” and “Management Team – Expense Limitation Agreement”:

FUND FEES & EXPENSES

Annual Fund Operating Expenses

(expenses that are deducted from fund assets, as a percentage of average daily net assets)

	Conservative Allocation Fund
	CLASS A	CLASS B	CLASS C	CLASS Y
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses*	0.56%	0.56%	0.56%	0.56%
Total operating expenses	1.21%	1.76%	1.76%	0.76%
Less fee waiver/expense reimbursement**	(0.46)%	(0.46)%	(0.46)%	(0.46)%
Net operating expenses***	0.75%	1.30%	1.30%	0.30%

	Moderate Allocation Fund
	CLASS A	CLASS B	CLASS C	CLASS Y
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses*	0.56%	0.56%	0.56%	0.56%
Total operating expenses	1.21%	1.76%	1.76%	0.76%
Less fee waiver/expense reimbursement**	(0.46)%	(0.46)%	(0.46)%	(0.46)%
Net operating expenses***	0.75%	1.30%	1.30%	0.30%

	Aggressive Allocation Fund
	CLASS A	CLASS B	CLASS C	CLASS Y
Management Fee	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees (including a 0.25% service fee)	0.45%	1.00%	1.00%	None
Other expenses*	0.56%	0.56%	0.56%	0.56%
Total operating expenses	1.21%	1.76%	1.76%	0.76%
Less fee waiver/expense reimbursement**	(0.46)%	(0.46)%	(0.46)%	(0.46)%
Net operating expenses***	0.75%	1.30%	1.30%	0.30%

*	The “Other Expenses” of each fund are based on estimated amounts for the current fiscal period because the funds have no operating history prior to the date of the Prospectus.

**	Pursuant to a contract, the Manager has agreed to make payments or waive its fees to limit the expenses of each fund through April 30, 2006 (“Expense Limitation Agreement”) so that the Total Operating Expenses of the fund (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) do not exceed the amount shown above under Net Operating Expenses. The Manager may be reimbursed the amount of any such payments and waivers in the future under certain conditions. The Manager may discontinue these arrangements at any time after April 30, 2006. For more information on the Expense Limitation Agreement, see “Management Team – The Manager – Expense Limitation Agreement” in the Prospectus.

***	The funds invest in shares of Underlying Funds. Therefore, each fund will, in addition to its own expenses such as management fees, bear its pro-rata share of the fees and expenses incurred by the Underlying Funds and the investment return of each fund will be reduced by each Underlying Fund’s expenses. As of the date of the Prospectus, the range of expenses (as a percentage of average net assets) expected to be incurred indirectly in connection with each fund’s investments in Underlying Funds is: Conservative Allocation Fund – 0.80% to 1.30%; Moderate Allocation Fund – 0.90% to 1.40% and the Aggressive Allocation Fund – 1.00% to 1.50%. Thus, the net operating expense ratio of the shares of each fund, including the fund’s direct and indirect expenses, is currently expected to range from: Conservative Allocation Fund – 1.55% to 2.05% for Class A shares, 2.10% to 2.60% for Class B shares, 2.10% to 2.60% for Class C shares, and 1.10% to 1.60% for Class Y shares; Moderate Allocation Fund – 1.65% to 2.15% for Class A shares, 2.20% to 2.70% for Class B shares, 2.20% to 2.70% for Class C shares, and 1.20% to 1.70% for Class Y shares; and Aggressive Allocation Fund – 1.75% to 2.25% for Class A shares, 2.30% to 2.80% for Class B shares, 2.30% to 2.80% for Class C shares, and 1.30% to 1.80% for Class Y shares, after taking into account the fee waiver and expense reimbursement arrangement described above. Absent this arrangement, the total operating expense ratio of the shares of each fund would range from: Conservative Allocation Fund – 2.01% to 2.51% for Class A shares, 2.56% to 3.06% for Class B shares, 2.56% to 3.06% for Class C shares, and 1.56% to 2.06% for Class Y shares; Moderate Allocation Fund – 2.11% to 2.61% for Class A shares, 2.66% to 3.16% for Class B shares, 2.61% to 3.16% for Class C shares and 1.66% to 2.16% for Class Y shares; and Aggressive Allocation Fund – 2.21% to 2.71% for Class A shares, 2.76% to 3.26% for Class B shares, 2.76% to 3.26% for Class C shares, and 1.76% to 2.26% for Class Y shares. This information is based on a weighted-average range of the expense ratios since the average assets of each fund invested in Underlying Funds will fluctuate. The total expense ratios may be higher or lower depending on the allocation of a fund’s assets among Underlying Funds and the actual expenses of the Underlying Funds. An investor could realize lower overall expenses by investing directly in the Underlying Funds.

Example

This example is intended to help you compare the direct and indirect costs of investing in each fund with the cost of investing in other mutual funds. It does not show certain indirect costs of investing, including the costs of the Underlying Funds.

The example assumes that:

•	You invest $10,000 in a fund for the time periods indicated;

•	Your investment has a 5% return each year;

•	The fund’s operating expenses remain the same; and

•	The Expense Limitation Agreement currently in effect is not renewed.

This example should not be considered a representation of past or future expenses of the funds. Actual expenses may be higher or lower than those shown. This example does not reflect the fees and expenses of the Underlying Funds. If such fees and expenses were reflected, the total expenses would be substantially higher. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Based on these assumptions, your costs would be:

	Conservative Allocation Fund
	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$548	$632	$132	$232	$132	$31
3 years	$797	$909	$509	$509	$509	$197

	Moderate Allocation Fund
	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$548	$632	$132	$232	$132	$31
3 years	$797	$909	$509	$509	$509	$197

	Aggressive Allocation Fund
	CLASS A	CLASS B		CLASS C		CLASS Y
		(1)	(2)	(1)	(2)
1 year	$548	$632	$132	$232	$132	$31
3 years	$797	$909	$509	$509	$509	$197

(1)	Assumes redemption at end of period.

(2)	Assumes no redemption at end of period.

The information provided below replaces the section in the Prospectus entitled “Management Team - Expense Limitation Agreement”:

MANAGEMENT TEAM

Expense Limitation Agreement

In the interest of limiting until April 30, 2006 the expenses of each Allocation Fund, the Manager has entered into an expense limitation agreement with the Trust with respect to the Allocation Funds (“Expense Limitation Agreement”). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each fund (other than interest, taxes, brokerage commission, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses are not incurred in the ordinary course of each Allocation Fund’s business), are limited to 0.75% for Class A shares, 1.30% for Class B shares, 1.30% for Class C shares, and 0.30% for Class Y shares.

AXA Equitable may be reimbursed the amount of any such payments in the future provided that the payments are reimbursed within three years of the payment being made and the combination of the fund’s expense ratio and such reimbursements do not exceed the fund’s expense cap. If the actual expense ratio is less than the expense cap and AXA Equitable has not recouped any eligible previous payments made, the fund will be charged such lower expenses.

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Effective May 1, 2005, if certain employee benefit plans qualified under Sections 401, 403 and 408 of the Internal Revenue Code, or participants of such plans, invest $100,000 ($500,000 in the case of Traditional IRAs, IRA rollovers, Coverdell IRAs or Roth IRAs) or more in Class A shares of the funds, no initial sales charge applies to such purchases. Any investment of $1 million or more in Class A shares will also not be subject to the initial sales charge. However, a 1% CDSC will apply to any sales of Class A shares within 12 months of purchase if no initial sales charge was imposed. The dealer discount or agency fee as a percentage of the offering price for the purchases of Class A shares described herein will be 1% of the first $4.99 million, 0.75% of amounts from $5 million to $19.99 million, 0.50% of amounts from $20 million to $100 million and 0.25% of amounts in excess of $100 million.

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The information provided below replaces the fourth and fifth paragraphs of the section in the Prospectus entitled “SHAREHOLDER ACCOUNT INFORMATION – Selecting a Share Class”:

Compensation to Securities Dealers and Other Financial Intermediaries

The funds are distributed by Enterprise Fund Distributors, Inc. (the “Distributor). As noted in the Prospectus, for distribution and shareholder services, investors pay sales charges (front-end or deferred) and the funds (other than the Money Market Fund), on behalf of Class A, Class B and Class C shares, pay ongoing 12b-1 fees (consisting of the annual service and/or distribution fees of a plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act) to the Distributor. The sales charges are detailed in the section entitled “Shareholder Account Information.” The Distributor pays a portion of or the entire sales charge paid on the purchase of Class A shares to the selling dealers. The Distributor may also pay sales commissions to selling dealers when they sell Class B and Class C shares at a rate equal to or in excess of the amounts the dealers receive for sales of Class A shares. The Distributor may also pay selling dealers on an ongoing basis for services and distribution. The Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets to compensate the Distributor for providing services to shareholders of those classes and/or maintaining shareholder accounts for those classes. In addition to this service fee, Class A shares pay an annual distribution fee of 0.20% of their average daily net assets, and Class B and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. The compensation the

Distributor receives is for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares, including printing and mailing of Trust prospectuses, statements of additional information (including any supplements thereto) and shareholder reports, and holding seminars and sales meeting with wholesale and retail sales personnel designed to promote the distribution of shares. Because these distribution fees are paid out of the funds’ assets on an ongoing basis, the fees for Class B and Class C shares will increase the cost of your investment and may cost you more over time than paying the front-end sales charge on Class A shares.

In addition to the sales charges paid by investors and the distribution and service fees paid by the funds, the Distributor (or one of its affiliates) may make payments out of its own resources to provide additional compensation to selling dealers and other persons, including affiliates such as The Advest Group Inc., who sell shares of the funds and other mutual funds distributed by the Distributor (collectively, “Dealers”). Such payments, which are sometimes referred to as “revenue sharing,” may be calculated by reference to the gross sales price of shares sold by such persons, the net asset value of shares held by the customers of such persons, or otherwise. Additional payments to these Dealers, may, but are not normally expected to, exceed in the aggregate 0.25% of total sales and/or 0.12% of the average daily net asset value of the fund shares attributable to a particular Dealer.

The additional payments to such Dealers are negotiated based on a number of factors including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of additional compensation to be provided. The amount of these payments, as determined from time to time by AXA Equitable or the Distributor in its sole discretion, may be different for different Dealers. These additional payments are made by the Distributor and its affiliates and do not increase the amount paid by you or the funds as shown under the heading “Fund Fees and Expenses.”

Such payments are intended to provide additional compensation to Dealers for various services, including without limitation, providing periodic and ongoing education and training of Dealer personnel regarding the funds; disseminating to Dealer personnel information and product marketing materials regarding the funds; explaining to clients the features and characteristics of the funds; conducting due diligence regarding the funds; providing reasonable access to sales meetings, sales representatives and management representatives of the Dealer; granting reasonable access to the Dealer’s financial advisors and consultants; furnishing marketing support and other specified services. Additional compensation also may include non-cash compensation, financial assistance to Dealers in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Dealer firm charges its representatives for effecting transactions in fund shares) and other similar charges. The Distributor and its affiliates may make other payments or allow other promotional incentives to Dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

In some instances, these incentives may be made available only to Dealers whose representatives have sold or may sell a significant number of shares. The Dealers receiving additional payments include those that may recommend that their clients consider or select an AXA Enterprise fund for investment purposes, including those that may include one or more AXA Enterprise funds on a “preferred” or “recommended” list of mutual funds. These payments may create an incentive for a Dealer firm or its representatives to recommend or offer shares of AXA Enterprise funds to its customers over shares of other funds. In addition, these payments may result in greater access by the Distributor or its affiliates to, without limitation, the Dealer, its representatives, advisors and consultants and sales meetings, than other funds which do not make such payments or which make lower such payments.

In addition to the Dealer compensation described above, the funds and/or the Distributor may pay fees to financial intermediaries for maintaining fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts (“subaccounting fees”). The subaccounting fees the funds pay are designed to be equal to or less than the fees the funds would pay to their transfer agent for similar services. Because these subaccounting fees are directly related to the number of accounts and assets for which the intermediaries provide services, the fees will increase with the success of the intermediaries’ sales activities.

The funds’ portfolio transactions are not used as a form of sales-related compensation to Dealers that sell shares of the funds and the sale of such shares is not considered as a factor in the selection of broker-dealers to execute the funds’ portfolio transactions. The sub-advisers place each fund’s portfolio transactions with broker-dealer firms based on the firm’s ability to provide the best net results from the transaction to the fund. To the extent that a sub-adviser determines that a Dealer can provide a fund with the best net results, the sub-adviser may place the fund’s portfolio transactions with the Dealer even though it sells or has sold shares of the fund.